Impairment of assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Impairment losses	$ 71.6	$ 61.3	$ 64.8
Weighted average capital cost rate	11.30%	11.40%
Bottom of range [member]
Statement [Line Items]
Percentage Of Value In Use	45.00%
Top of range [member]
Statement [Line Items]
Percentage Of Value In Use	500.00%
Development [member]
Statement [Line Items]
Impairment losses	$ 55.7
Machinery and equipment [member]
Statement [Line Items]
Impairment losses	14.1
Tolling [Member]
Statement [Line Items]
Impairment losses	1.8
Lineage [member]
Statement [Line Items]
Impairment losses		$ 61.3
Legacy 650 [member]
Statement [Line Items]
Impairment losses			$ 62.0
Monitoring sensoring and radars CGU [member]
Statement [Line Items]
Impairment losses	$ 71.6